Segmented information (Details 1) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 91,409	$ 81,076
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	12	36
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 91,397	$ 81,040